Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	COLUMBUS McKINNON CORPORATION
Amendment Flag	false
Entity Central Index Key	0001005229
EBP 016
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	COLUMBUS McKINNON CORPORATION
Amendment Flag	false
Entity Central Index Key	0001005229